200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
JOSEPH R. FLEMING joseph.fleming@dechert.com +1 617 728 7161 Direct +1 617 275 8392 Fax

March 22, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-8626

RE:	H&Q Life Sciences Investors
Preliminary Proxy Statement on Schedule 14A
File No. 811-06565

Ladies and Gentlemen:

H&Q Life Sciences Investors (the “Company”) has today filed with the Securities and Exchange Commission a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) with respect to a Special Meeting of Shareholders of the Company.  The Company intends to call the Special Meeting of Shareholders in connection with a proposal to amend the Company’s Declaration of Trust, as more fully described in the Proxy Statement.

If you have any questions or comments about the Proxy Statement, please feel free to contact the undersigned at 617.728.7161.  Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ Joseph R. Fleming, Esq.

cc:           Daniel R. Olmstead, Ph.D.

US  Austin  Boston  Charlotte  Hartford  New York  Orange County  Philadelphia  Princeton  San Francisco  Silicon Valley  Washington DC  EUROPE  Brussels  Dublin  London  Luxembourg  Moscow  Munich  Paris  ASIA  Beijing  Hong Kong